Investments (Tables)	6 Months Ended
Jun. 30, 2025
Investments [Abstract]
Schedule of Investments

Investments consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Fixed deposit receipt, current	$6,464	$2,565
Total short-term investments	6,464	2,565

Fixed deposit receipt, non-current	10,293	10,353
Total long-term investments	10,293	10,353
Total investments	$16,757	$12,918